Goodwill and Intangible Assets (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of Goodwill
A summary of changes in goodwill for the nine months ended September 30, 2021 is as follows (in thousands):

Goodwill
Balance at December 31, 2020	$3,961
Acquisition of Sprout	27,049
Acquisition of TLH	14,648
Balance at September 30, 2021	$45,658

Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	14.3	$7,713	$(3,917)	$3,796
Software technology	7.7	5,694	(2,976)	2,718
Customer relationships	3.4	1,932	—	1,932
Total intangible assets	10.5	$15,339	$(6,893)	$8,446

	December 31, 2020
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,255	$(3,556)	$3,699
Software technology	9.4	3,469	(2,663)	806
Total intangible assets	13.2	$10,724	$(6,219)	$4,505

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	2019	2020
Trade and domain names	$7,255,381	$7,255,381
Software technology	3,468,534	3,468,534
	10,723,915	10,723,915
Less: accumulated amortization	(5,320,959)	(6,219,507)
Total intangible assets	$5,402,956	$4,504,408

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization expense of intangible assets as of September 30, 2021 is as follows (in thousands):

Remaining period in 2021 (three months)	$611
Year ended December 31, 2022	2,057
Year ended December 31, 2023	1,659
Year ended December 31, 2024	1,442
Year ended December 31, 2025	1,017
Thereafter	1,660
$8,446